Intangible Assets and Goodwill (Changes in intangible assets and goodwill) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-lived Intangible Assets [Roll Forward]
Amortization of Intangible Assets	$ 0	$ 0	$ 11,970
Intangible Assets, Net (Including Goodwill) [Abstract]
Goodwill	$ 1,199,754	$ 1,199,754